STRADLEY RONON STEVENS & YOUNG, LLP
2600 One Commerce Square
Philadelphia, PA  19103
(215) 564-8000

November 27, 2018

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

RE:	Delaware Group Income Funds (the "Registrant")
File Nos. 811-02071; 002-37707

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 105 (the "Amendment") to the Registrant's Registration Statement on Form N-1A. The Amendment was filed with the Securities and Exchange Commission electronically on November 27, 2018.

If you have any questions or comments regarding this filing, please call me at (215) 564-8099.

Very truly yours,

/s/ Jonathan M. Kopcsik
Jonathan M. Kopcsik

cc:	Anthony G. Ciavarelli
Macquarie Investment Management
Bruce G. Leto